1. NATURE AND CONTINUANCE OF OPERATIONS	27 Months Ended
Sep. 30, 2013
Nature of Operations [Abstract]
Nature of Operations [Text Block]
1.	NATURE AND CONTINUANCE OF OPERATIONS	1.	NATURE AND CONTINUANCE OF OPERATIONS

Idaho North Resources Corporation (“the Company”) was incorporated under the laws of Idaho in 2007.  The Company is engaged primarily in acquiring prospective precious metals mining properties in the western United States. The Company is an Exploration Stage Company, as defined by Accounting Standards Codification 915, Exploration Stage Entities.

Idaho North Resources Corporation (“the Company”) was incorporated in Idaho in 2007.  The Company is engaged primarily in acquiring prospective precious metals mining properties in the western United States. The Company is an Exploration Stage Company, as defined by Accounting Standards Codification 915, Exploration Stage Entities.